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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended        SEPTEMBER 30, 2005
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Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        General Atlantic LLC
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Address:     3 Pickwick Plaza
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             Greenwich, CT 06830
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Form 13F File Number:  028-03473
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
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Title:       Chief Financial Officer
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Phone:       (203) 629-8600
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Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy               Greenwich, CT          November 10, 2005
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        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
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Form 13F Information Table Entry Total:                      11
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Form 13F Information Table Value Total:            $  1,350,831
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                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  -------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
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ARCHIPELAGO
HOLDINGS, INC.         COM        03957A104   413,663  10,380,505 SH           SOLE                   10,380,505
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BOTTOMLINE
TECHNOLOGIES (DE),
INC.                   COM        101388106    20,986   1,390,700 SH           SOLE                    1,390,700
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ECLIPSYS CORPORATION   COM        278856109   138,163   7,744,556 SH           SOLE                    7,744,556
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HEWITT ASSOCIATES INC. COM        42822Q100   266,648   9,774,477 SH           SOLE                    9,774,477
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NET 1 UEPS
TECHNOLOGIES INC.      COM        64107N206    76,432   3,409,091 SH           SOLE                    3,409,091
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OPEN TEXT CORPORATION  COM        683715106    41,866   2,994,713 SH           SOLE                    2,994,713
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POWERDSINE LTD         COM        M41415106    52,606   4,782,387 SH           SOLE                    4,782,387
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PROXYMED, INC.         COM        744290305    17,146   3,381,802 SH           SOLE                    3,381,802
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S1 CORPORATION         COM        78463B101    10,903   2,795,740 SH           SOLE                    2,795,740
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SRA INTERNATIONAL,
INC.                   COM        78464R105    34,603     975,290 SH           SOLE                      975,290
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SSA GLOBAL
TECHNOLOGIES           COM        78465P108   277,815  15,784,943 SH           SOLE                   15,784,943
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